Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 49,285	$ 40,274
Mineral, properties plant and equipment [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	11,440	23,068
Share issuance costs [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	302	619
Investment in associate [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	275	248
Asset retirement provision [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	4,083	0
Unrealized foreign exchange [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	(788)	0
Foreign exchange loss carried forward [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	509	709
Non-capital losses carried forward [Member]
Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 33,464	$ 15,630